Fresh Start Accounting - Increase in common shares (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Fresh-Start Adjustment [Line Items]
Net change in common shares	$ 536
Issuance Of Successor Common Shares to Holders Of Debt
Fresh-Start Adjustment [Line Items]
Net change in common shares	244
Proceeds From Equity Offerings
Fresh-Start Adjustment [Line Items]
Net change in common shares	506
Reduction Of Share Capital For Reverse Stock Split
Fresh-Start Adjustment [Line Items]
Net change in common shares	$ (214)